INVENTORY (Details) - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Schedule Of Inventory Disclosure [Line Items]
Dried cannabis and hemp biomass	$ 7,799	$ 3,558
Extracted cannabis and hemp oils	26,533	11,146
Finished goods	5,073	1,514
Packaging and supplies	7,437	3,650
Inventory	42,039	14,383
Cost
Schedule Of Inventory Disclosure [Line Items]
Inventory	46,842	19,868
Less: inventory valuation allowance
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ (4,803)	$ (5,485)